Share capital - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Apr. 30, 2022 CAD ($) shares Year $ / shares	Apr. 30, 2021 CAD ($) shares $ / shares	Apr. 30, 2020 CAD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants outstanding		3,250,000
Warrant expired amount	3,250,000
Grant options percentage	20.00%
Options outstanding	0	0
Number of shares issued	49,646,851	49,646,851	49,646,851
RSU/DSU [member]
Disclosure Of Classes Of Share Capital [Line Items]
Grant options percentage	20.00%
Number of shares issued	0
RSU [member]
Disclosure Of Classes Of Share Capital [Line Items]
Vesting period from date of grant	3 years
Vesting portion of each calendar year	one-third
Granted	1,655,000
Fair value per share | $ / shares	$ 0.21
Expense from share based payment | $	$ 53
DSU [member]
Disclosure Of Classes Of Share Capital [Line Items]
Granted	1,725,000
Life share options granted | Year	3
Shares exercised for a fair value | $ / shares	$ 0.21	$ 0.24
Reduced the liability share based payment | $	$ 279	$ 192
DSU exercised, share		210,000
DSU exercised | $		$ 65
DSU exercised price per share | $ / shares		$ 0.31
Share-based payments | $	$ 140	$ 72	$ 44
Warrants [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants outstanding	0
Warrant expired amount	3,250,000